Taxes - Schedule of Taxation in the Statement of Income (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Taxation in the Statement of Income [Abstract]
Current				$ 2,817,000	$ 359,959	$ 1,181,056	$ 1,739,988
Deferred
Total	$ 290,920	$ 37,445	$ 1,139,449	$ 2,817,000	$ 359,959	$ 1,181,056	$ 1,739,988